Quarterly Holdings Report
for
Fidelity® China Region Fund
January 31, 2026
HKC-NPRT1-0426
1.813032.121
Common Stocks - 95.9%
	Shares	Value ($)
CHINA - 51.5%
Communication Services - 9.9%
Entertainment - 0.3%
Netease Inc	257,100	6,666,624
Interactive Media & Services - 9.6%
Baidu Inc A Shares (a)	764,000	14,644,014
Tencent Holdings Ltd	2,387,700	183,522,940
		198,166,954
TOTAL COMMUNICATION SERVICES		204,833,578
Consumer Discretionary - 11.3%
Automobile Components - 1.8%
Fuyao Glass Industry Group Co Ltd H Shares (e)(f)	1,250,800	10,703,394
Hesai Group ADR (a)	392,100	9,359,427
Ningbo Joyson Electronic Corp H Shares	3,768,000	8,132,062
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	1,577,170	9,422,069
		37,616,952
Automobiles - 1.2%
BYD Co Ltd H Shares	2,051,500	25,575,775
Broadline Retail - 6.4%
Alibaba Group Holding Ltd	5,198,000	110,580,105
PDD Holdings Inc Class A ADR (a)	202,305	20,442,920
		131,023,025
Diversified Consumer Services - 0.8%
New Oriental Education & Technology Group Inc	1,127,100	6,872,073
New Oriental Education & Technology Group Inc ADR	65,846	3,975,781
TAL Education Group Class A ADR (a)	430,168	5,463,134
		16,310,988
Hotels, Restaurants & Leisure - 0.8%
Luckin Coffee Inc ADR (a)	405,900	13,544,883
Trip.com Group Ltd ADR	64,536	3,960,574
		17,505,457
Textiles, Apparel & Luxury Goods - 0.3%
Laopu Gold Co Ltd H Shares	63,600	6,333,867
TOTAL CONSUMER DISCRETIONARY		234,366,064
Consumer Staples - 0.7%
Beverages - 0.7%
Eastroc Beverage Group Co Ltd A Shares (China)	130,600	4,699,289
Kweichow Moutai Co Ltd A Shares (China)	47,545	9,581,839
TOTAL CONSUMER STAPLES		14,281,128
Financials - 6.2%
Banks - 3.4%
China Construction Bank Corp H Shares	47,348,610	47,809,329
Industrial & Commercial Bank of China Ltd H Shares	28,035,000	23,290,428
		71,099,757
Financial Services - 0.7%
Far East Horizon Ltd	13,996,500	13,992,737
Insurance - 2.1%
China Pacific Insurance Group Co Ltd H Shares	3,953,400	19,938,808
PICC Property & Casualty Co Ltd H Shares	6,756,000	14,001,311
Ping An Insurance Group Co of China Ltd H Shares	1,079,500	10,012,742
		43,952,861
TOTAL FINANCIALS		129,045,355
Health Care - 4.2%
Biotechnology - 1.4%
Abbisko Cayman Ltd (a)	8,487,000	13,579,895
Innovent Biologics Inc (a)(e)(f)	838,000	8,699,556
Zai Lab Ltd (a)	2,786,400	4,632,396
Zai Lab Ltd ADR (a)	173,000	2,871,800
		29,783,647
Health Care Equipment & Supplies - 1.3%
Shanghai Conant Optical Co Ltd H Shares (d)	3,247,200	25,999,713
Life Sciences Tools & Services - 1.5%
Wuxi Apptec Co Ltd H Shares (e)(f)	1,472,500	20,960,049
Wuxi Biologics Cayman Inc (a)(e)(f)	2,212,500	10,478,937
		31,438,986
TOTAL HEALTH CARE		87,222,346
Industrials - 5.3%
Construction & Engineering - 0.4%
China Conch Venture Holdings Ltd	5,804,500	7,935,390
Electrical Equipment - 2.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	446,900	22,500,090
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	1,797,900	5,777,693
Sieyuan Electric Co Ltd A Shares (China)	297,600	7,911,171
Sungrow Power Supply Co Ltd A Shares (China)	359,000	7,797,893
		43,986,847
Machinery - 2.8%
Airtac International Group	354,000	12,785,047
Huaming Power Equipment Co Ltd A Shares (China)	1,801,400	7,716,861
Sany Heavy Equipment International Holdings Co Ltd (d)	8,109,000	12,487,202
Weichai Power Co Ltd H Shares	3,754,000	12,791,884
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares (d)	2,635,300	11,874,216
		57,655,210
TOTAL INDUSTRIALS		109,577,447
Information Technology - 8.2%
Communications Equipment - 0.7%
Hengtong Optic-electric Co Ltd A Shares (China)	3,048,200	15,351,168
Electronic Equipment, Instruments & Components - 0.5%
Shengyi Technology Co Ltd A Shares (China)	673,600	6,681,011
Shenzhen Newway Photomask Making Co Ltd A Shares (China)	591,800	4,583,380
		11,264,391
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	580,291	29,044,809
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	666,281	25,855,738
Montage Technology Co Ltd A Shares (China)	1,430,521	37,420,829
NAURA Technology Group Co Ltd A Shares (China)	233,605	15,969,519
Piotech Inc A Shares (China)	196,600	9,975,716
Shanghai Fudan Microelectronics Group Co Ltd H Shares	2,540,000	16,907,106
		135,173,717
Software - 0.4%
Pony AI Inc ADR (a)	534,500	7,418,860
TOTAL INFORMATION TECHNOLOGY		169,208,136
Materials - 5.3%
Metals & Mining - 5.3%
China Hongqiao Group Ltd	2,103,000	9,723,424
Chuangxin Industries Holdings Ltd H Shares	2,592,000	8,294,825
JCHX Mining Management Co Ltd A Shares (China)	25,500	289,856
MMG Ltd (a)	15,932,000	20,985,430
Zijin Mining Group Co Ltd H Shares	13,050,000	69,993,344
TOTAL MATERIALS		109,286,879
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
China Resources Mixc Lifestyle Services Ltd (e)(f)	1,663,000	9,860,365
TOTAL CHINA		1,067,681,298
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	7,000	4,517,832
HONG KONG - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
HKT Trust & HKT Ltd unit	4,316,000	6,463,973
Financials - 4.1%
Capital Markets - 1.6%
Futu Holdings Ltd Class A ADR (a)	164,241	26,700,659
Hong Kong Exchanges & Clearing Ltd	120,300	6,632,273
		33,332,932
Insurance - 2.5%
AIA Group Ltd	4,531,200	52,278,641
TOTAL FINANCIALS		85,611,573
Materials - 0.3%
Metals & Mining - 0.3%
Zijin Gold International Co Ltd	189,113	5,291,804
TOTAL HONG KONG		97,367,350
KOREA (SOUTH) - 0.5%
Communication Services - 0.5%
Entertainment - 0.5%
HYBE Co Ltd	39,550	10,196,039
SINGAPORE - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Sea Ltd Class A ADR (a)	116,100	13,524,489
SOUTH AFRICA - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Naspers Ltd Class N	247,400	15,147,130
TAIWAN - 35.4%
Consumer Staples - 0.3%
Food Products - 0.3%
Uni-President Enterprises Corp	2,559,000	5,812,777
Financials - 0.3%
Banks - 0.3%
E.Sun Financial Holding Co Ltd	6,829,799	7,226,843
Industrials - 0.5%
Electrical Equipment - 0.5%
Bizlink Holding Inc	259,000	10,666,878
Information Technology - 34.3%
Electronic Equipment, Instruments & Components - 7.1%
Chroma ATE Inc	706,000	21,919,214
Compeq Manufacturing Co Ltd	1,056,000	5,653,857
Delta Electronics Inc	1,010,000	39,036,908
Elite Material Co Ltd	370,000	20,454,617
Hon Hai Precision Industry Co Ltd	491,000	3,429,922
Unimicron Technology Corp	4,100,445	49,168,967
Zhen Ding Technology Holding Ltd	1,100,000	6,812,926
		146,476,411
Semiconductors & Semiconductor Equipment - 27.2%
ASE Technology Holding Co Ltd	2,271,000	21,050,191
eMemory Technology Inc	284,481	16,492,958
Jentech Precision Industrial Co Ltd	134,000	12,056,392
MediaTek Inc	939,000	52,356,724
Taiwan Semiconductor Manufacturing Co Ltd	8,384,000	462,205,854
		564,162,119
TOTAL INFORMATION TECHNOLOGY		710,638,530
TOTAL TAIWAN		734,345,028
THAILAND - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	1,702,768	2,712,015
UNITED STATES - 2.1%
Health Care - 0.2%
Biotechnology - 0.2%
Legend Biotech Corp ADR (a)	249,539	4,366,933
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp (a)(b)(c)	10,000	4,210,000
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 0.7%
ACM Research Inc Class A (a)	238,300	13,849,996
Technology Hardware, Storage & Peripherals - 1.0%
Seagate Technology Holdings PLC	50,600	20,629,114
TOTAL INFORMATION TECHNOLOGY		34,479,110
TOTAL UNITED STATES		43,056,043
TOTAL COMMON STOCKS (Cost $1,023,341,910)		1,988,547,224

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Bytedance Ltd Series E1 (a)(b)(c)	38,752	9,950,739
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	238,944	1,901,994
TOTAL CHINA		11,852,733
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,639,976)		11,852,733

Non-Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
KOREA (SOUTH) - 1.3%
Information Technology - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co Ltd (Cost $12,602,527)	341,430	27,630,146

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	49,317,756	49,327,619
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	8,353,471	8,354,306
TOTAL MONEY MARKET FUNDS (Cost $57,681,925)			57,681,925

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,101,266,338)	2,085,712,028
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(12,452,603)
NET ASSETS - 100.0%	2,073,259,425

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,062,733 or 0.8% of net assets.

(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $60,702,301 or 2.9% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,702,301 or 2.9% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,061,932.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	4,246,219

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	3,393,757

Space Exploration Technologies Corp	2/16/2021	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,066,955	121,812,337	106,550,759	134,472	(914)	-	49,327,619	49,317,756	0.1%
Fidelity Securities Lending Cash Central Fund	11,460,100	57,811,959	60,917,609	108,208	(144)	-	8,354,306	8,353,471	0.0%
Total	45,527,055	179,624,296	167,468,368	242,680	(1,058)	-	57,681,925

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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